Cover	Jan. 25, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 25, 2022
Entity Registrant Name	THE AES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12291
Entity Tax Identification Number	54-1163725
Entity Address, Address Line One	4300 Wilson Boulevard, Suite 1100
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	703
Local Phone Number	522-1315
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000874761
Amendment Flag	false
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AES
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AES
Security Exchange Name	NYSE
Corporate Units
Cover [Abstract]
Title of 12(b) Security	Corporate Units
Trading Symbol	AESC
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Corporate Units
Trading Symbol	AESC
Security Exchange Name	NYSE